Convertible Promissory Note (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended
	May 11, 2020	Apr. 05, 2019	May 04, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020
Convertible Promissory Note (Textual)
Aggregate principal amount		$ 714,286		$ 3,416,226		$ 3,416,226
Additional purchase of note, description		(i) 1847 Holdings issued to Leonite 50,000 common shares, (ii) 1847 Holdings issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis, and (iii) Holdco issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in Holdco.
Secured convertible promissory note description	The amendment, (i) 1847 Holdings issued to Leonite another five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis and (ii) upon closing of 1847 Holdings' acquisition of Asien's Appliance, Inc., 1847 Holdings' wholly owned subsidiary 1847 Asien Inc. issued to Leonite shares of common stock equal to a 5% interest in 1847 Asien Inc. The Company accounted for the issuance of the 200,000 additional warrants as a $566,711 loss on debt restructuring and an increase in additional paid-in-capital, representing the estimated fair value of the 200,000 additional warrants for a five-year period.
Forbearance fee	$ 207,145
Purchase price description		The note carries an original issue discount of $64,286 to cover Leonite's legal fees, accounting fees, due diligence fees and/or other transactional costs incurred in connection with the purchase of the note. Furthermore, 1847 Holdings issued 50,000 common shares valued at $137,500 and a debt-discount related to the warrants valued at $292,673. In the second quarter of 2020, the $137,500 value of the shares was transferred from a liability to 1847 Holdings to additional paid-in-capital. The Company amortized $129,343 of financing costs related to the shares and warrants in the six months ended June 30, 2020.
Remaining net balance				821,437		821,437
Outstanding balance			$ 100,000
Shares of common stock			100,000
Transaction cost			$ 100,000
Loss on conversion of debt			175,000
Increase in additional paid-in-capital			$ 275,000
Successor [Member]
Convertible Promissory Note (Textual)
Loss on extinguishment of debt				$ (948,856)		$ (948,856)